Notes Receivable - Schedule (Details) $ in Thousands, € in Millions	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 EUR (€)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 EUR (€)	May 20, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated Fair Value	$ 69,830		$ 54,907						$ 0
Principal	$ 33,598		57,811						$ 565
Via Motor Note | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal		$ 11,800				$ 42,500		$ 2,200
Interest rate	4.00%	4.00%				4.00%	4.00%
Inobat Note | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate						8.00%	8.00%
Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost	$ 67,640		54,319
Interest	1,899		588
Unrealized Gains			0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	69,830		54,907
VIA Motors International, Inc. | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal						$ 42,500
Interest rate						4.00%	4.00%
VIA Motors International, Inc. | Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost	48,018		42,500			$ 42,500
Interest	1,448		578
Unrealized Gains			0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	49,466		43,078
Inobat | Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost	11,819		11,819	$ 11,400	€ 10.0	$ 11,400	€ 10.0
Interest	447		10
Unrealized Gains			0
Unrealized Losses	0		0
Impairment	0		0
Estimated Fair Value	$ 12,557		$ 11,829
Interest rate				8.00%	8.00%